Share-Based Compensation - Schedule of Disclosure of Number and Weighted Average Exercise Prices of Rsus and Psus (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Restricted Share Units (RSU)
Number of RSUs (in millions)
Outstanding at beginning of period (in shares) | shares	5,100,000	4,100,000
Granted (in shares) | shares	6,800,000	3,500,000
Forfeited (in shares) | shares	(500,000)	(300,000)
Exercised (in shares) | shares	(2,700,000)	(2,200,000)
Outstanding at end of period (in shares) | shares	8,700,000	5,100,000
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 55.57	$ 58.87
Granted (in USD per share) | $ / shares	36.25	52.37
Forfeited (in USD per share) | $ / shares	55.70	54.64
Exercised (in USD per share) | $ / shares	45.12	56.82
Outstanding at end of period (in USD per share) | $ / shares	$ 41.09	$ 55.57
Performance Share Units (PSU)
Number of RSUs (in millions)
Outstanding at beginning of period (in shares) | shares	1,800,000	1,200,000
Granted (in shares) | shares	1,600,000	800,000
Forfeited (in shares) | shares	(200,000)	0
Exercised (in shares) | shares	(200,000)	(200,000)
Outstanding at end of period (in shares) | shares	3,000,000.0	1,800,000
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 62.46	$ 69.96
Granted (in USD per share) | $ / shares	36.88	53.50
Forfeited (in USD per share) | $ / shares	48.13	69.88
Exercised (in USD per share) | $ / shares	63.76	70.23
Outstanding at end of period (in USD per share) | $ / shares	$ 47.04	$ 62.46